OTHER CURRENT ASSETS, NET - Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT ASSETS, NET
Beginning of year	$ 31,571	$ 34,846	$ 57,956
Addition	6,788
Reverse		(647)
Write off			(24,490)
Exchange rate adjustment	(897)	(2,628)	1,380
End of year	$ 37,462	$ 31,571	$ 34,846